FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Schedule of financial assets and financial liabilities

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2023	cost	loss	Income	Total
Assets
Cash and cash equivalents	126,516	33,258	—	159,774
Investments	12,110	111,859	—	123,969
Trade receivables	133,120	—	—	133,120
Other receivables	21,615	10	1,986	23,611
Total	293,361	145,127	1,986	440,474
Liabilities
Trade payables	357,768	—	—	357,768
Borrowings	2,128,069	—	—	2,128,069
Leases liabilities	88,645	—	—	88,645
Other liabilities	14,346	1,593	—	15,939
Total	2,588,828	1,593	—	2,590,421

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2022	cost	loss	Income	Total
Assets
Cash and cash equivalents	99,563	25,162	—	124,725
Investments	—	26,074	—	26,074
Trade receivables	117,507	—	—	117,507
Other receivables	5,585	7,631	990	14,206
Total	222,655	58,867	990	282,512
Liabilities
Trade payables	278,946	—	—	278,946
Borrowings	1,461,033	1,185	(1,127)	1,461,091
Leases liabilities	89,987	—	—	89,987
Other liabilities	2,453	2,227	—	4,680
Total	1,832,419	3,412	(1,127)	1,834,704

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2023

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	63,196	24,823
Financial liabilities at amortized cost	(758,092)	(22,142)
Financial assets at fair value through profit or loss	88,770	64,323
Financial liabilities at amortized cost through profit or loss	(31,136)	—
Total	(637,262)	67,004

Gains and losses by category – Year 2022

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	18,143	14,216
Financial liabilities at amortized cost	63,960	(51,759)
Financial assets at fair value through profit or loss	(29,848)	(2,283)
Financial liabilities at amortized cost through profit or loss	(17,233)	—
Total	35,022	(39,826)

Gains and losses by category – Year 2021

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	38,403	8,025
Financial liabilities at amortized cost	159,397	(134,267)
Financial assets at fair value through profit or loss	4,288	570
Financial liabilities at fair value through profit or loss	(17,124)	—
Total	184,964	(125,672)

Schedule of financial assets and liabilities recognized at fair value and the level of hierarchy

As of December 31, 2023	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	14,426	—	14,426
Government bonds (1) (2)	130,691	—	130,691
Other receivables: DFI (3)	—	1,549	1,549
Other receivables: Indemnification assets (4)	—	10	10
Non-current Assets
Other receivables: DFI (3)	—	437	437
Total assets	145,117	1,996	147,113
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA	—	567	567
Borrowings: DFI	—	—	—
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA	—	1,026	1,026
Total liabilities	—	1,593	1,593

As of December 31, 2022	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	17,966	—	17,966
Government bonds (1) (2)	40,790	—	40,790
Other receivables: DFI (3)	—	365	365
Other receivables: Indemnification assets (4)	—	109	109
Non-current Assets
Other receivables: DFI (3)	—	627	627
Total assets	58,756	1,101	59,857
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA	—	613	613
Borrowings: DFI	—	58	58
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA	—	1,614	1,614
Total liabilities	—	2,285	2,285
(1)

The Mutual funds are included in Cash and cash equivalents, Investments and Guarantee of financial operations included in Other receivables. The Government bonds are included in Cash and cash equivalents and Investments.

(2)

The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(3)

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. The techniques used for the measurement of financial instruments, are detailed below: a) DFI for forward purchases of US dollars and RMB, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement and; b) DFI interest rate swap corresponds to the present value of estimated future cash flows based on observable yield curves obtained in the market.

(4)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.

Schedule of fair value of financial debt

As of December 31, 2023, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	1,305,742	1,210,111
Other borrowings	822,327	828,547
	2,128,069	2,038,658

As of December 31, 2022, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	835,024	846,820
Other borrowings	626,067	612,754
	1,461,091	1,459,574

Schedule of position of DFIs in the consolidated statements of financial position and amounts recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

	As of December 31,
	2023	2022
Other receivables current - DFI: SOFR	1,549	365
Other receivables non current - DFI: SOFR	437	627
Total assets	1,986	992
Borrowings current - DFI: Exchange rate	—	58
Total liabilities	—	58

	Years ended December 31,
	2023	2022	2021
	Profit (loss)
Foreign currency exchange effect on borrowings	7,932	(4,842)	(11,108)
Interests on borrowings	(1,243)	(458)	(2,292)
Financial results	6,689	(5,300)	(13,400)
DFI effects classified as hedges	1,313	1,893	2,074
Other comprehensive income (loss)	1,313	1,893	2,074

Schedule of offsetting of financial assets and financial liabilities in scope of IFRS 7

	As of December 31, 2023
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	140,402	24,483	(365,050)	(16,811)
Offsetting	(7,282)	(872)	7,282	872
Current and noncurrent assets (liabilities) – Carrying Value	133,120	23,611	(357,768)	(15,939)

	As of December 31, 2022
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	125,096	15,626	(286,535)	(6,100)
Offsetting	(7,589)	(1,420)	7,589	1,420
Current and noncurrent assets (liabilities) – Carrying Value	117,507	14,206	(278,946)	(4,680)